
                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION
13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: March 31, 2003
                                               --------------

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Check here if Amendment [ ]; Amendment Number:
                                               ---------------

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

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Institutional Investment Manager Filing this Report:
Name:    Highfields Capital Management LP
Address: 200 Clarendon Street, 51st Floor
         Boston, MA  02116

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13F File Number  28-3499

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Kenneth H. Colburn
Title:  Chief Operating Officer
Phone:  617-850-7500

Signature, Place and Date of Signing

/s/ Kenneth H. Colburn            Boston, Massachusetts            May 15, 2003
----------------------            ---------------------            ------------

Report Type (Check only one.)

[X]  13F Holdings Report

[ ]  13F Notice

[ ]  13F Combination Report

List of other managers reporting for this manager:  None



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Form 13F Summary Page

Report Summary:

Number of Other Included Managers:  2
                                    -

Form 13F Information Table Entry Total:  96
                                         --

Form 13F Information Table Value Total:  $2,806,875 (x 1000)
                                         -------------------

List of Other Included Managers:
         01     File Number 28-7618        Jonathon S. Jacobson
         02     File Number 28-7616        Richard L. Grubman

                Highfields Capital Management LP, Mr. Jacobson and Mr. Grubman share investment discretion with respect to the reported securities.

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FORM 13F

Page 2 of 4        Name of Reporting Manager Highfields Capital Management LP
                                             --------------------------------
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            Item 1:              Item 2:   Item 3:     Item 4:            Item 5:            Item 6:    Item 7:       Item 8:
            -------              -------   -------    -------     -----------------------   -------    -------       -------
                                                                  SHARES OR
                               TITLE OF     CUSIP       VALUE     PRINCIPAL  SH/    PUT/  INVESTMENT    OTHER    VOTING AUTHORITY
NAME OF ISSUER                  CLASS       NUMBER     x$1000      AMOUNT    PRN    CALL  DISCRETION   MANAGERS  SOLE  SHARED  NONE
 Affiliated Computer Systems     CL A      008190100   50,829    1,148,400   SHRS   PUT      OTHER       01/02           X
   Alliant Techsystems Inc        COM      018804104    4,256       78,800   SHRS            OTHER       01/02           X
       Allied Cap Corp            COM      01903Q108      999       50,000   SHRS   PUT      OTHER       01/02           X
     Allmerica Finl Corp          COM      019754100   15,109    1,076,900   SHRS            OTHER       01/02           X
        Amazon Com Inc            COM      023135106   13,015      500,000   SHRS   PUT      OTHER       01/02           X
     AOL Time Warner Inc          COM      00184A105  171,661   15,806,700   SHRS            OTHER       01/02           X
         Aramark Corp            CL B      038521100  100,856    4,404,199   SHRS            OTHER       01/02           X
    AT&T Wireless Svcs Inc        COM      00209A106    2,486      376,647   SHRS            OTHER       01/02           X
      Barrick Gold Corp           COM      067901108   17,572    1,129,300   SHRS            OTHER       01/02           X
      Barrick Gold Corp           COM      067901108   14,111      906,900   SHRS  CALL      OTHER       01/02           X
    Bed Bath & Beyond Inc         COM      075896100    1,727       50,000   SHRS   PUT      OTHER       01/02           X
       BHP Billiton Ltd        Sponsored   088606108    4,411      397,400   SHRS            OTHER       01/02           X
                                  ADR
         Biovail Corp             COM      09067J109    1,754       44,000   SHRS   PUT      OTHER       01/02           X
    British Petroleum ADR         COM      55622104     3,643       94,400   SHRS            OTHER       01/02           X
  Cadence Design System Inc       COM      127387108   21,091    2,109,100   SHRS            OTHER       01/02           X
        Citigroup Inc             COM      172967101    5,168      150,000   SHRS  CALL      OTHER       01/02           X
        Citigroup Inc             COM      172967101   84,478    2,452,200   SHRS            OTHER       01/02           X
        Citigroup Inc            W Exp     172967127    2,720    2,863,100   SHRS            OTHER       01/02           X
                               99/99/999
   City Investing Co Liq Tr      UNIT      177900107    1,121      586,900   SHRS            OTHER       01/02           X
                                BEN INT
        Clorox Co Del             COM      189054109    2,309       50,000   SHRS   PUT      OTHER       01/02           X
         Comcast Corp            CL A      20030N200  101,193    3,681,088   SHRS            OTHER       01/02           X
     Commerce Bancorp Inc         COM      200519106    1,987       50,000   SHRS   PUT      OTHER       01/02           X
        ConocoPhillips            COM      20825C104   21,081      393,300   SHRS            OTHER       01/02           X
        ConocoPhillips            COM      20825C104    2,680       50,000   SHRS  CALL      OTHER       01/02           X
       Costco Whsl Corp           COM      22160K105    1,502       50,000   SHRS  CALL      OTHER       01/02           X
       Costco Whsl Corp           COM      22160K105    1,502       50,000   SHRS   PUT      OTHER       01/02           X
           Cree Inc               COM      225447101    9,260      500,000   SHRS   PUT      OTHER       01/02           X
       Danaher Corp Del           COM      235851102    3,288       50,000   SHRS   PUT      OTHER       01/02           X
      Dell Computer Corp          COM      247025109    1,366       50,000   SHRS   PUT      OTHER       01/02           X
       Dominion Res Inc           COM      25746U109    7,623      137,670   SHRS            OTHER       01/02           X
       Eastman Kodak Co           COM      277461109   60,141    2,031,800   SHRS   PUT      OTHER       01/02           X
   Echostar Communications       CL A      278762109  110,613    3,830,080   SHRS            OTHER       01/02           X
         El Paso Corp             COM      28336L109    1,748      288,855   SHRS            OTHER       01/02           X
       El Paso Elec Co            COM      283677854   50,259    4,653,600   SHRS            OTHER       01/02           X
      Electonic Arts Inc          COM      285512109    2,932       50,000   SHRS   PUT      OTHER       01/02           X
         EOG Res Inc              COM      26875P101   10,369      262,100   SHRS            OTHER       01/02           X
   Expeditors Intl Wash Inc       COM      302130109    1,798       50,000   SHRS   PUT      OTHER       01/02           X
       Exxon Mobil Corp           COM      30231G102    3,495      100,000   SHRS  CALL      OTHER       01/02           X
       Exxon Mobil Corp           COM      30231G102   20,271      580,000   SHRS            OTHER       01/02           X
    Federal Natl Mtg Assn         COM      313586109   79,400    1,215,000   SHRS   PUT      OTHER       01/02           X
         Fastenal Co              COM      311900104   19,154      679,469   SHRS            OTHER       01/02           X
          Fedex Corp              COM      31428X106   42,656      774,575   SHRS            OTHER       01/02           X
   Florida East Coast Inds       CL B      340632207    6,561      272,249   SHRS            OTHER       01/02           X
    General Dynamics Corp         COM      369550108   49,899      906,100   SHRS            OTHER       01/02           X
      General Mtrs Corp          CL H      370442832   98,084    8,757,500   SHRS            OTHER       01/02           X
         Gillette Co              COM      375766102    3,094      100,000   SHRS   PUT      OTHER       01/02           X
       Halliburton Co.            COM      406216101   10,365      500,000   SHRS            OTHER       01/02           X
       Intergraph Corp            COM      458683109   41,448    2,390,339   SHRS            OTHER       01/02           X
        Intermune Inc             COM      45884X103   21,450    1,000,000   SHRS            OTHER       01/02           X
International Game Technology     COM      459902102   59,124      721,900   SHRS            OTHER       01/02           X
    Internet Cap Group Inc       Note      46059CAA4   22,263   49,337,000    PRN            OTHER       01/02           X
                              5.500%12/2
     Janus Cap Group Inc          COM      47102X105  247,559   21,734,787   SHRS            OTHER       01/02           X

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

            Item 1:              Item 2:   Item 3:     Item 4:            Item 5:            Item 6:    Item 7:       Item 8:
            -------              -------   -------    -------     -----------------------   -------    -------       -------
                                                                  SHARES OR
                               TITLE OF     CUSIP       VALUE     PRINCIPAL  SH/    PUT/  INVESTMENT    OTHER    VOTING AUTHORITY
NAME OF ISSUER                  CLASS       NUMBER     x$1000      AMOUNT    PRN    CALL  DISCRETION   MANAGERS  SOLE  SHARED  NONE
       Kraft Foods Inc           CL A      50075N104    1,974       70,000   SHRS  CALL      OTHER       01/02           X
       Kraft Foods Inc           CL A      50075N104   14,100      500,000   SHRS            OTHER       01/02           X
       Lakes Entmnt Inc           COM      51206P109    2,891      525,549   SHRS            OTHER       01/02           X
      Limited Brands Inc          COM      532716107   18,121    1,408,000   SHRS            OTHER       01/02           X
        Lowes Cos Inc             COM      548661107    2,041       50,000   SHRS  CALL      OTHER       01/02           X
    Merrill Lynch & Co Inc        COM      590188108   52,629    1,486,700   SHRS            OTHER       01/02           X
        Mony Group Inc            COM      615337102   39,683    1,898,700   SHRS            OTHER       01/02           X
          Moore Ltd               COM      615785102   23,895    2,282,200   SHRS            OTHER       01/02           X
    Newell Rubbermaid Inc         COM      651229106    6,464      228,000   SHRS   PUT      OTHER       01/02           X
  Newhall Land & Farming Co   Depositary   651426108   73,666    2,534,100   SHRS            OTHER       01/02           X
                                  REC
     Newmont Mining Corp          COM      651639106    2,615      100,000   SHRS  CALL      OTHER       01/02           X
     Newmont Mining Corp          COM      651639106   39,225    1,500,000   SHRS   PUT      OTHER       01/02           X
         Paychex Inc              COM      704326107    1,923       70,000   SHRS   PUT      OTHER       01/02           X
  PF Changs China Bistro Inc      COM      69333Y108   17,760      480,000   SHRS   PUT      OTHER       01/02           X
        Pharmacia Corp            COM      71713U102   13,488      311,500   SHRS            OTHER       01/02           X
     Procter & Gamble Co          COM      742718109    4,453       50,000   SHRS   PUT      OTHER       01/02           X
     Prudential Finl Inc          COM      744320102  112,399    3,842,700   SHRS            OTHER       01/02           X
      Ralcorp Hldgs Inc           COM      751028101   19,441      746,600   SHRS            OTHER       01/02           X
   Readers Digest Assn Inc        COM      755267101   85,023    8,327,431   SHRS            OTHER       01/02           X
        Rite Aid Corp         Note 4.750%  767754AZ7    1,720    2,000,000    PRN            OTHER       01/02           X
                                 12/0
          Sappi Ltd            Spon ADR    803069202   10,764      902,300   SHRS            OTHER       01/02           X
       Sealed Air Corp        PFD CV A $2  81211K209   18,852      410,000    PRN            OTHER       01/02           X
    Semiconductor HLDRS TR     DEP RCPT    816636203   12,706      550,300   SHRS            OTHER       01/02           X
   Shaw Communications Inc     CL B CONV   82028K200   23,918    2,275,700   SHRS            OTHER       01/02           X
        Shaw Group Inc            COM      820280105    4,255      423,410   SHRS            OTHER       01/02           X
      Sigma Aldrich Corp          COM      826552101    1,780       40,000   SHRS   PUT      OTHER       01/02           X
     Silicon Graphics Inc         COM      827056102   25,147   16,435,720   SHRS            OTHER       01/02           X
     Silicon Graphics Inc     Note 5.250%  827056AC6   50,922   67,558,000    PRN            OTHER       01/02           X
                                  9/0
     Smithfield Foods Inc         COM      832248108   90,671    5,116,890   SHRS            OTHER       01/02           X
           SPX Corp               COM      784635104   27,335      800,200   SHRS            OTHER       01/02           X
       ST Jude Med Inc            COM      790849103    2,438       50,000   SHRS   PUT      OTHER       01/02           X
        Starbucks Corp            COM      855244109    2,576      100,000   SHRS   PUT      OTHER       01/02           X
     Station Casinos Inc          COM      857689103   80,131    3,795,900   SHRS            OTHER       01/02           X
          Sysco Corp              COM      871829107    6,360      250,000   SHRS  CALL      OTHER       01/02           X
          Sysco Corp              COM      871829107   16,015      629,500   SHRS   PUT      OTHER       01/02           X
           Too Inc                COM      890333107   10,762      647,900   SHRS            OTHER       01/02           X
    Trizec Properties Inc         COM      89687P107   10,636    1,251,275   SHRS            OTHER       01/02           X
  United Parcel Service Inc      CL B      911312106   17,442      306,000   SHRS   PUT      OTHER       01/02           X
     Veritas Software Co          COM      923436109      886       50,374   SHRS            OTHER       01/02           X
   Waddell & Reed Finl Inc       CL A      930059100  106,942    6,086,643   SHRS            OTHER       01/02           X
     Wal Mart Stores Inc          COM      931142103   56,791    1,091,500   SHRS   PUT      OTHER       01/02           X
       Weyerhaeuser Co            COM      962166104    2,392       50,000   SHRS            OTHER       01/02           X
   White Mtns Ins Group Ltd       COM      G9618E107   58,366      178,445   SHRS            OTHER       01/02           X
    Winn Dixie Stores Inc         COM      974280109    1,800      136,186   SHRS            OTHER       01/02           X

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